Share-Based Compensation and Other Compensation Arrangements - Schedule of Stock Options Activity (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares) | shares	1,390,769
Granted (in shares) | shares	30,000
Exercised (in shares) | shares	(597,030)
Forfeited (in shares) | shares	(31,077)
Outstanding at end of the year (in shares) | shares	792,662
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year, weighted average exercised (in dollars per share) | $ / shares	$ 178.18
Weighted average exercise price, granted (in dollars per share) | $ / shares	210.68
Weighted average exercise price, exercised (in dollars per share) | $ / shares	77.06
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	260.26
Outstanding at end of year, weighted average exercised (in dollars per share) | $ / shares	$ 252.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at end of year, weighted average remaining contractual life (in years)	7 years 8 months 12 days
Outstanding at end of year, aggregate intrinsic value | $	$ 7
Exercisable at end of year (in shares) | shares	7,953
Exercisable at end of year, weighted average exercise price (in dollars per share) | $ / shares	$ 197.07
Exercisable at end of year, weighted average remaining contractual life (in years)	3 years 1 month 6 days
Exercisable at end of year, aggregate intrinsic value | $	$ 1